Options (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Nov. 30, 2021	Nov. 30, 2020
Unrecognized compensation cost	$ 0	$ 0		$ 0	$ 0
Stock options vested	276,394		276,394	276,394		276,394
Number of options outstanding	1,489,500			1,489,500
Share-based compensation arrangement by share-based payment award, options, grants in period	0			0
Options exercised	$ 0			$ 0
Stock option share-based compensation forfeiture rate		4.00%	4.00%		4.00%	4.00%
Common shares, outstanding	33,092,665			33,092,665			33,092,665	23,678,105
Employee Stock Option Plan [Member]
Share-based compensation arrangement by share-based payment award, options, grants in period				1,819,767
Common shares, outstanding	3,309,267			3,309,267
Lower [Member]
Options granted, term				5 years
Upper [Member]
Options granted, term				10 years